Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues
Total revenues	$ 1,029,763,000	[1]	$ 894,476,000	[1]	$ 858,144,000	[1]
Equity income, net	22,948,000	[1],[2],[3]	16,042,000	[1],[2],[3]	11,261,000	[1],[2],[3]
Operating expenses
Cost of product	364,285,000	[1],[4]	336,079,000	[1],[4]	327,371,000	[1],[4]
Operation and maintenance	168,657,000	[1],[4]	140,106,000	[1],[4]	126,464,000	[1],[4]
General and administrative	33,464,000	[1],[4]	99,728,000	[1],[4]	40,564,000	[1],[4]
Property and other taxes	23,244,000	[1]	19,688,000	[1]	16,579,000	[1]
Depreciation, amortization and impairments	145,916,000	[1]	120,608,000	[1]	113,133,000	[1]
Total operating expenses	735,566,000	[1]	716,209,000	[1]	624,111,000	[1]
Operating income	317,145,000	[1]	194,309,000	[1]	245,294,000	[1]
Interest income, net - affiliates	16,900,000	[1]	16,900,000	[1]	24,106,000	[1]
Interest expense	(51,797,000)	[1],[5]	(42,060,000)	[1],[5]	(30,345,000)	[1],[5]
Other income (expense), net	1,935,000	[1]	292,000	[1]	(44,000)	[1]
Income before income taxes	284,183,000	[1]	169,441,000	[1]	239,011,000	[1]
Income tax expense	2,305,000	[1]	48,884,000	[1]	58,796,000	[1]
Net income	281,878,000	[1]	120,557,000	[1]	180,215,000	[1]
Net income attributable to noncontrolling interest	122,173,000	[1]	59,181,000	[1]	86,057,000	[1]
Net income attributable to Western Gas Equity Partners, LP	159,705,000	[1]	61,376,000	[1]	94,158,000	[1]
Limited partners' interest in net income:
Net (income) loss allocated	(4,128,000)	[1]	(1,707,000)	[1]
Limited partners' interest in net income	155,528,000	[1]	2,809,000	[1]
Affiliated Entity [Member]
Revenues
Gathering, processing and transportation of natural gas and natural gas liquids	306,810,000	[1]	249,997,000	[1]	227,535,000	[1]
Natural gas, natural gas liquids and condensate sales	496,848,000	[1]	436,423,000	[1]	417,547,000	[1]
Other, net	1,868,000	[1]	1,606,000	[1]	2,337,000	[1]
Total revenues	805,526,000	[1],[6]	688,026,000	[1],[6]	647,419,000	[1],[6]
Operating expenses
Cost of product	129,045,000	[6]	145,250,000	[6]	83,722,000	[6]
Operation and maintenance	56,435,000	[7]	51,237,000	[7]	51,339,000	[7]
General and administrative	24,235,000	[8]	92,887,000	[8]	33,305,000	[8]
Total operating expenses	209,715,000		289,374,000		168,366,000
Interest expense	0	[9]	(2,766,000)	[9]	(4,935,000)	[9]
Third Parties [Member]
Revenues
Gathering, processing and transportation of natural gas and natural gas liquids	175,732,000	[1]	132,333,000	[1]	119,934,000	[1]
Natural gas, natural gas liquids and condensate sales	44,396,000	[1]	71,916,000	[1]	84,836,000	[1]
Other, net	4,109,000	[1]	2,201,000	[1]	5,955,000	[1]
Total revenues	224,237,000	[1]	206,450,000	[1]	210,725,000	[1]
Operating expenses
Interest expense	(51,797,000)		(39,294,000)		(25,410,000)
Limited Partner [Member] | Common Units [Member]
Limited partners' interest in net income:
Net income per common unit - basic and diluted	$ 0.71	[1],[10]	$ 0.01	[1],[10]
Weighted average common units outstanding - basic and diluted	218,896,000	[1],[10]	218,896,000	[1],[10]
IPO [Member]
Limited partners' interest in net income:
Net (income) loss allocated	$ (49,000)	[1]	$ (56,860,000)	[1]

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Income earned on, distributions from and contributions to equity investments are classified as affiliate. See Note 1.
[3]	Income earned from equity investments is classified as affiliate. See Note 1.
[4]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $129.0 million, $145.3 million and $83.7 million for the years ended December 31, 2013, 2012 and 2011, respectively. Operation and maintenance includes charges from Anadarko of $56.4 million, $51.2 million and $51.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. General and administrative includes charges from Anadarko of $24.2 million, $92.9 million and $33.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. See Note 5.
[5]	Includes affiliate (as defined in Note 1) interest expense of zero, $2.8 million and $4.9 million for the years ended December 31, 2013, 2012 and 2011, respectively. See Note 11.
[6]	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[7]	Represents expenses incurred on and subsequent to the date of the acquisition of WES assets, as well as expenses incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES.
[8]	Represents general and administrative expense incurred on and subsequent to the date of WES’s acquisition of WES assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of WES assets by WES. These amounts include equity-based compensation expense allocated to WES by Anadarko (see Note 6) and amounts charged by Anadarko under the WGP omnibus agreement.
[9]	For the year ended December 31, 2012, includes interest expense recognized on the WES note payable to Anadarko (see Note 11) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada facility and Lancaster plant. WES repaid the WES note payable to Anadarko in June 2012, and repaid the reimbursement payable to Anadarko related to the construction of the Brasada facility and Lancaster plant in the fourth quarter of 2012.
[10]	Represents net income available to limited partners subsequent to closing the IPO of Western Gas Equity Partners, LP on December 12, 2012. Amounts for net income per common unit and weighted average common units outstanding are not applicable prior to closing the IPO of Western Gas Equity Partners, LP on December 12, 2012. See Note 4.